Janus Henderson U.S. Managed Volatility Fund

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Common Stocks– 99.0%
Aerospace & Defense – 0.4%
Northrop Grumman Corp	13,264	$4,184,659
Air Freight & Logistics – 1.4%
CH Robinson Worldwide Inc	77,192	7,888,251
Expeditors International of Washington Inc	28,732	2,600,821
United Parcel Service Inc	31,700	5,282,171
		15,771,243
Auto Components – 0.3%
Gentex Corp	132,456	3,410,742
Automobiles – 0.6%
Tesla Inc*	14,844	6,368,224
Banks – 1.0%
Commerce Bancshares Inc/MO	111,222	6,260,686
First Republic Bank/CA	20,168	2,199,522
JPMorgan Chase & Co	19,455	1,872,933
Prosperity Bancshares Inc	4,511	233,805
		10,566,946
Beverages – 1.5%
Boston Beer Co Inc*	1,900	1,678,384
Brown-Forman Corp	63,634	4,792,913
Keurig Dr Pepper Inc	135,614	3,742,946
Monster Beverage Corp*	24,804	1,989,281
PepsiCo Inc	27,976	3,877,474
		16,080,998
Biotechnology – 10.1%
AbbVie Inc	212,516	18,614,276
Alexion Pharmaceuticals Inc*	23,542	2,693,911
Alnylam Pharmaceuticals Inc*	110,166	16,040,170
Amgen Inc	61,974	15,751,312
Biogen Inc*	17,454	4,951,351
BioMarin Pharmaceutical Inc*	37,918	2,884,801
Gilead Sciences Inc	51,091	3,228,440
Incyte Corp*	16,085	1,443,468
Ionis Pharmaceuticals Inc*	17,179	815,144
Moderna Inc*	29,801	2,108,421
Neurocrine Biosciences Inc*	29,473	2,834,124
Regeneron Pharmaceuticals Inc*	29,706	16,628,825
Seattle Genetics Inc*	51,404	10,059,249
United Therapeutics Corp*	19,793	1,999,093
Vertex Pharmaceuticals Inc*	40,822	11,108,483
		111,161,068
Building Products – 0%
AO Smith Corp	5,955	314,424
Capital Markets – 1.6%
Cboe Global Markets Inc	63,885	5,605,270
Charles Schwab Corp	24,413	884,483
CME Group Inc	6,898	1,154,104
Interactive Brokers Group Inc	49,008	2,368,557
Intercontinental Exchange Inc	9,566	957,078
MarketAxess Holdings Inc	9,367	4,511,054
MSCI Inc	1,670	595,823
State Street Corp	29,769	1,766,195
Tradeweb Markets Inc	5,891	341,678
		18,184,242
Chemicals – 0.2%
Air Products & Chemicals Inc	299	89,060
Corteva Inc	27,354	788,069
International Flavors & Fragrances Inc	4,238	518,943
RPM International Inc	9,851	816,057
		2,212,129
Commercial Services & Supplies – 1.9%
Copart Inc*	45,506	4,785,411
Republic Services Inc	97,129	9,066,992
Rollins Inc	103,232	5,594,142
Waste Management Inc	13,246	1,499,050
		20,945,595
Communications Equipment – 0.2%
Ciena Corp*	36,571	1,451,503
Cisco Systems Inc	12,638	497,811

Shares or Principal Amounts		Value
Common Stocks– (continued)
Communications Equipment– (continued)
Juniper Networks Inc	30,324	$651,966
		2,601,280
Containers & Packaging – 0.3%
AptarGroup Inc	18,681	2,114,689
Graphic Packaging Holding Co	2,350	33,112
Packaging Corp of America	15,573	1,698,236
		3,846,037
Distributors – 0.4%
Pool Corp	12,300	4,114,842
Diversified Consumer Services – 0.1%
Grand Canyon Education Inc*	7,226	577,646
Diversified Financial Services – 0.3%
Berkshire Hathaway Inc*	16,132	3,435,148
Diversified Telecommunication Services – 1.1%
AT&T Inc	153,599	4,379,108
CenturyLink Inc	20,957	211,456
Verizon Communications Inc	118,687	7,060,690
		11,651,254
Electric Utilities – 7.3%
Alliant Energy Corp	33,000	1,704,450
American Electric Power Co Inc	41,885	3,423,261
Entergy Corp	184,557	18,184,401
Evergy Inc	79,164	4,023,115
Eversource Energy	121,827	10,178,646
FirstEnergy Corp	65,534	1,881,481
Hawaiian Electric Industries Inc	50,080	1,664,659
NextEra Energy Inc	88,919	24,680,358
Southern Co	89,573	4,856,648
Xcel Energy Inc	144,792	9,992,096
		80,589,115
Electrical Equipment – 0.1%
Generac Holdings Inc*	3,917	758,488
Electronic Equipment, Instruments & Components – 0.3%
Dolby Laboratories Inc	1,392	92,262
Keysight Technologies Inc*	33,407	3,299,943
		3,392,205
Entertainment – 4.6%
Activision Blizzard Inc	170,519	13,803,513
Electronic Arts Inc*	66,961	8,732,384
Netflix Inc*	21,039	10,520,131
Spotify Technology SA*	12,945	3,140,069
Take-Two Interactive Software Inc*	66,831	11,041,818
Zynga Inc*	421,054	3,840,012
		51,077,927
Equity Real Estate Investment Trusts (REITs) – 7.5%
American Tower Corp	48,799	11,796,182
Americold Realty Trust	56,492	2,019,589
CoreSite Realty Corp	24,034	2,857,162
Crown Castle International Corp	10,204	1,698,966
Digital Realty Trust Inc	67,604	9,921,563
Equinix Inc	11,270	8,566,665
Equity Commonwealth	83,162	2,214,604
Equity LifeStyle Properties Inc	228,056	13,979,833
Gaming and Leisure Properties Inc	515	19,019
Iron Mountain Inc	57,406	1,537,907
Medical Properties Trust Inc	6,496	114,524
Mid-America Apartment Communities Inc	31,787	3,685,703
Public Storage	17,202	3,831,229
Realty Income Corp	42,598	2,587,829
SBA Communications Corp	10,290	3,277,159
Sun Communities Inc	107,012	15,046,957
		83,154,891
Food & Staples Retailing – 2.5%
Casey's General Stores Inc	18,797	3,339,287
Costco Wholesale Corp	16,534	5,869,570
Kroger Co	253,640	8,600,932
Walgreens Boots Alliance Inc	31,926	1,146,782
Walmart Inc	58,925	8,244,197
		27,200,768
Food Products – 4.1%
Archer-Daniels-Midland Co	17,481	812,692
Campbell Soup Co	195,766	9,469,201
Conagra Brands Inc	7,173	256,148

Shares or Principal Amounts		Value
Common Stocks– (continued)
Food Products– (continued)
Flowers Foods Inc	123,337	$3,000,789
General Mills Inc	94,621	5,836,223
Hershey Co	22,754	3,261,558
Hormel Foods Corp	141,998	6,942,282
JM Smucker Co	28,662	3,311,034
Kellogg Co	98,000	6,329,820
Kraft Heinz Co	12,143	363,683
Lamb Weston Holdings Inc	7,786	515,978
McCormick & Co Inc/MD	20,065	3,894,617
Mondelez International Inc	18,354	1,054,437
		45,048,462
Gas Utilities – 0.3%
Atmos Energy Corp	33,259	3,179,228
Health Care Equipment & Supplies – 2.1%
Abbott Laboratories	24,477	2,663,832
ABIOMED Inc*	1,984	549,687
Baxter International Inc	10,535	847,225
Becton Dickinson and Co	20,049	4,665,001
Danaher Corp	22,255	4,792,169
DexCom Inc*	3,479	1,434,148
Edwards Lifesciences Corp*	3,058	244,090
ICU Medical Inc*	12,495	2,283,586
Masimo Corp*	931	219,772
Medtronic PLC	2,130	221,350
Quidel Corp*	10,778	2,364,478
ResMed Inc	6,254	1,072,123
West Pharmaceutical Services Inc	5,887	1,618,336
		22,975,797
Health Care Providers & Services – 1.6%
Amedisys Inc*	4,508	1,065,826
AmerisourceBergen Corp	92,183	8,934,376
Cardinal Health Inc	14,884	698,804
Chemed Corp	550	264,193
CVS Health Corp	77,300	4,514,320
DaVita Inc*,#	17,339	1,485,085
McKesson Corp	3,014	448,875
		17,411,479
Health Care Technology – 0.8%
Livongo Health Inc*	7,451	1,043,513
Teladoc Health Inc*,#	21,161	4,639,338
Veeva Systems Inc*	9,391	2,640,655
		8,323,506
Hotels, Restaurants & Leisure – 1.3%
Domino's Pizza Inc	20,334	8,647,644
Yum China Holdings Inc	102,559	5,430,499
		14,078,143
Household Products – 2.4%
Church & Dwight Co Inc	65,196	6,109,517
Clorox Co	28,261	5,939,614
Colgate-Palmolive Co	76,839	5,928,129
Kimberly-Clark Corp	6,991	1,032,291
Procter & Gamble Co	58,066	8,070,593
		27,080,144
Independent Power and Renewable Electricity Producers – 0%
AES Corp/VA	25,644	464,413
Industrial Conglomerates – 0.1%
3M Co	7,841	1,255,971
Roper Technologies Inc	737	291,196
		1,547,167
Information Technology Services – 2.0%
Accenture PLC	1,360	307,346
Akamai Technologies Inc*	4,125	455,978
Amdocs Ltd	16,139	926,540
Broadridge Financial Solutions Inc	15,227	2,009,964
Jack Henry & Associates Inc	9,905	1,610,454
Okta Inc*	10,449	2,234,519
PayPal Holdings Inc*	2,531	498,683
VeriSign Inc*	11,188	2,291,862
Western Union Co	568,441	12,181,691
		22,517,037
Insurance – 2.9%
Arthur J Gallagher & Co	17,283	1,824,739
Brown & Brown Inc	277,027	12,541,012

Shares or Principal Amounts		Value
Common Stocks– (continued)
Insurance– (continued)
Erie Indemnity Co	16,286	$3,424,620
Hanover Insurance Group Inc	7,848	731,277
Progressive Corp	84,941	8,041,364
RenaissanceRe Holdings Ltd	35,493	6,024,582
		32,587,594
Interactive Media & Services – 0.7%
Alphabet Inc - Class A*	2,480	3,634,688
Alphabet Inc - Class C*	2,143	3,149,353
Facebook Inc*	2,595	679,631
		7,463,672
Internet & Direct Marketing Retail – 0.4%
Amazon.com Inc*	1,445	4,549,915
Leisure Products – 0.1%
Peloton Interactive Inc - Class A*	12,576	1,248,042
Life Sciences Tools & Services – 1.6%
Bio-Rad Laboratories Inc*	9,340	4,814,396
Bio-Techne Corp	9,095	2,253,104
Mettler-Toledo International Inc*	293	282,965
QIAGEN NV*	111,578	5,831,066
Repligen Corp*	18,258	2,693,785
Waters Corp*	8,791	1,720,223
		17,595,539
Machinery – 0.3%
Graco Inc	26,572	1,630,192
PACCAR Inc	22,441	1,913,768
		3,543,960
Media – 2.1%
Cable One Inc	4,722	8,903,000
Charter Communications Inc*	8,009	5,000,339
Comcast Corp	111,037	5,136,572
Liberty Broadband Corp*	2,183	311,885
New York Times Co	66,348	2,839,031
Omnicom Group Inc	25,941	1,284,080
Sirius XM Holdings Inc	32,248	172,849
		23,647,756
Metals & Mining – 1.1%
Newmont Goldcorp Corp	178,572	11,330,393
Royal Gold Inc	5,880	706,600
		12,036,993
Multiline Retail – 1.8%
Dollar General Corp	60,101	12,598,372
Dollar Tree Inc*	3,139	286,716
Ollie's Bargain Outlet Holdings Inc*	3,987	348,264
Target Corp	44,843	7,059,185
		20,292,537
Multi-Utilities – 2.1%
Ameren Corp	74,679	5,905,615
CMS Energy Corp	68,054	4,179,196
Consolidated Edison Inc	35,996	2,800,489
Dominion Energy Inc	69,759	5,506,078
WEC Energy Group Inc	52,464	5,083,762
		23,475,140
Oil, Gas & Consumable Fuels – 0.6%
Cabot Oil & Gas Corp	245,334	4,258,998
EQT Corp	201,967	2,611,433
		6,870,431
Pharmaceuticals – 5.8%
Bristol-Myers Squibb Co	444,202	26,780,939
Eli Lilly & Co	87,078	12,889,286
Horizon Therapeutics PLC*	175,112	13,602,700
Johnson & Johnson	20,880	3,108,614
Merck & Co Inc	59,066	4,899,525
Mylan NV*	74,755	1,108,617
Nektar Therapeutics*	47,513	788,241
Pfizer Inc	26,011	954,604
		64,132,526
Professional Services – 0.3%
Verisk Analytics Inc	16,941	3,139,337
Road & Rail – 1.2%
JB Hunt Transport Services Inc	9,042	1,142,728
Kansas City Southern	4,494	812,650
Knight-Swift Transportation Holdings Inc	30,139	1,226,657
Landstar System Inc	26,149	3,281,438

Shares or Principal Amounts		Value
Common Stocks– (continued)
Road & Rail– (continued)
Old Dominion Freight Line Inc	38,562	$6,976,637
		13,440,110
Semiconductor & Semiconductor Equipment – 4.3%
Advanced Micro Devices Inc*	85,666	7,023,755
Entegris Inc	49,375	3,670,538
NVIDIA Corp	468	253,291
Qorvo Inc*	113,242	14,609,350
Skyworks Solutions Inc	64,715	9,416,033
Teradyne Inc	4,283	340,327
Texas Instruments Inc	34,817	4,971,519
Xilinx Inc	68,159	7,104,894
		47,389,707
Software – 7.9%
Adobe Inc*	2,705	1,326,613
ANSYS Inc*	23,584	7,717,392
Atlassian Corp PLC*	23,380	4,250,250
Citrix Systems Inc	57,672	7,942,011
Cloudflare Inc - Class A*	49,429	2,029,555
Coupa Software Inc*	4,642	1,273,022
DocuSign Inc*	68,274	14,695,296
Dropbox Inc*	141,257	2,720,610
Everbridge Inc*	22,955	2,886,132
Five9 Inc*	7,984	1,035,365
Fortinet Inc*	64,604	7,610,997
Microsoft Corp	26,441	5,561,336
NortonLifeLock Inc	115,382	2,404,561
Oracle Corp	15,801	943,320
Palo Alto Networks Inc*	382	93,495
RingCentral Inc*	10,293	2,826,561
salesforce.com Inc*	3,524	885,652
ServiceNow Inc*	1,992	966,120
Smartsheet Inc*	15,820	781,824
Tyler Technologies Inc*	38,482	13,413,286
Zoom Video Communications Inc*	5,311	2,496,754
Zscaler Inc*	27,799	3,911,041
		87,771,193
Specialty Retail – 0.8%
AutoZone Inc*	1,072	1,262,430
O'Reilly Automotive Inc*	167	77,000
Tiffany & Co	45,486	5,269,553
Tractor Supply Co	14,284	2,047,469
		8,656,452
Technology Hardware, Storage & Peripherals – 3.2%
Apple Inc	302,352	35,011,397
Textiles, Apparel & Luxury Goods – 0%
Lululemon Athletica Inc*	431	141,958
Thrifts & Mortgage Finance – 0.4%
New York Community Bancorp Inc	595,478	4,924,603
Tobacco – 0.2%
Altria Group Inc	42,100	1,626,744
Philip Morris International Inc	5,372	402,846
		2,029,590
Trading Companies & Distributors – 0.8%
Fastenal Co	141,981	6,401,923
Watsco Inc	7,540	1,755,991
WW Grainger Inc	2,281	813,792
		8,971,706
Water Utilities – 1.8%
American Water Works Co Inc	136,580	19,787,710
Essential Utilities Inc	4,393	176,818
		19,964,528
Wireless Telecommunication Services – 0.2%
T-Mobile US Inc*	15,928	1,821,526
Total Common Stocks (cost $921,183,243)		1,094,931,459
Investment Companies– 1.0%
Money Markets – 1.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $10,899,279)	10,898,189	10,899,279
Investments Purchased with Cash Collateral from Securities Lending– 0.4%
Investment Companies – 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº,£	3,710,013	3,710,013

Shares or Principal Amounts		Value
Investments Purchased with Cash Collateral from Securities Lending– (continued)
Time Deposits – 0.1%
Royal Bank of Canada, 0.0700%, 10/1/20	$927,503	$927,503
Total Investments Purchased with Cash Collateral from Securities Lending (cost $4,637,516)		4,637,516
Total Investments (total cost $936,720,038) – 100.4%		1,110,468,254
Liabilities, net of Cash, Receivables and Other Assets – (0.4)%		(4,163,441)
Net Assets – 100%		$1,106,304,813

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,091,816,370	98.3%
Germany	5,831,066	0.5
China	5,430,499	0.5
Australia	4,250,250	0.4
Sweden	3,140,069	0.3

Total	$1,110,468,254	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$2,832	$(224)	$-	$10,899,279
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	674∆	-	-	3,710,013
Total Affiliated Investments - 1.3%	$3,506	$(224)	$-	$14,609,292

	Value at 6/30/20	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 1.0%
Money Markets - 1.0%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	6,846,161	45,874,284	(41,820,942)	10,899,279
Investments Purchased with Cash Collateral from Securities Lending - 0.3%
Investment Companies - 0.3%
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	119,616	11,283,276	(7,692,879)	3,710,013

Notes to Schedule of Investments (unaudited)

LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

#	Loaned security; a portion of the security is on loan at September 30, 2020.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks	$1,094,931,459	$-	$-
Investment Companies	-	10,899,279	-
Investments Purchased with Cash Collateral from Securities Lending	-	4,637,516	-
Total Assets	$1,094,931,459	$15,536,795	$-

Investment Valuation

Securities held by the Fund are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Fund uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.